Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 542,795	$ 959,299	$ 2,648,119
Securities brokerage commissions	3,188,684	1,890,502	2,210,915
Market making commissions and fees	4,324,650	4,940,623	11,056,431
Total revenue from contracts with customers	8,056,129	7,790,424	15,915,465
Geographic revenue	8,056,129	7,790,424	15,915,465
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	3,731,479	2,777,831	4,859,034
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 4,324,650	$ 5,012,593	$ 11,056,431